Details of Income Statement Items (Sales) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Sales	$ 5,418	$ 5,363	$ 5,405
Cost of sales [Abstract]
Materials	1,504	1,546	1,576
Energy	343	315	305
Cost of labor	777	753	694
Other	1,122	1,089	1,027
Cost of sales	$ 3,746	$ 3,703	$ 3,602